SHARE EXCHANGE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 4. SHARE EXCHANGE

On March 23, 2013, we entered into the Share Exchange Agreement pursuant to which Edible Garden’s stockholders exchanged common stock of Edible Garden for common stock of the Company. Pursuant to the Share Exchange Agreement, we offered and sold 1,250,000 shares of our common stock, valued at $212,500, in consideration for all the issued and outstanding shares in Edible Garden. We also acquired Edible Garden’s customer list.

The transaction was accounted for as a business acquisition. In accordance with generally accepted accounting principles, intangible assets are recorded at fair values as of the date of the transaction. We preliminarily allocated the $212,500 consideration paid for the acquired assets as follows:

Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500

Intangible assets with estimated useful lives are amortized over a 5 year period. Amortization expense was $10,350 for the three months ended March 31, 2015.

On April 24, 2013, the shareholders of the Company entered into a definitive agreement pursuant to which its shareholders exchanged common stock of Edible Garden for Common Stock of the Company. Under the agreement the Company acquired the customer list. Under the terms of this agreement the Company paid 1,250,000 shares of Common Stock valued at $212,500.

The transaction was accounted for as a business acquisition. In accordance with generally accepted accounting principles, intangible assets are recorded at fair values as of the date of the transaction. The Company has preliminarily allocated the $212,500 consideration paid to the acquired assets as follows:

Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500

Intangible assets with estimated useful lives are amortized over a 5 year period. Amortization expense was $45,900 for the year ended December 31, 2014.